Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Schedule of purchase price allocation
Fair value
Tangible assets (liabilities):
Cash	$1,349
Account receivables and other receivables	761
Property and equipment	53
Trade payables and other payables	(1,054)
Deferred tax liabilities, net	(952)

Intangible assets:
Technology	5,116
Non-competition	709
Goodwill	10,902

Total purchase price	$16,884

Fair value
Tangible assets, net	$1,448

Intangible assets:
Technology - materials	1,795
Technology - systems	1,767
License	1,000
Goodwill	8,981

Total purchase price	$14,991

	Fair value	Amortization period (years)
Tangible assets (liabilities):
Cash	$789
Accounts receivable and other receivables	1,672
Inventory	3,991
Property and equipment	6,194
Other assets	343
Advance from customers	(1,726)
Trade payables	(466)
Provisions and other liabilities	(717)
Deferred tax liabilities, net	(855)

Net assets	9,225

Intangible assets:
Customer Relationship	1,213	5.8
Technology	856	2.4
Backlog	432	0.5
Goodwill	3,717	Infinite

Total purchase price	$15,443